Loans to Third Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Direct loan to third parties	$ 16,354,331	$ 23,099,666
Interest income	2,369,943	1,946,974
Entrusted loans to third parties	$ 2,883,091